MGI FUNDS™

SUPPLEMENT TO
THE CLASS S SHARES AND CLASS Y SHARES PROSPECTUSES
DATED JULY 31, 2010, AS SUPPLEMENTED ON AUGUST 13, 2010
AND OCTOBER 1, 2010

The date of this Supplement is October 20, 2010.

The following changes are made in the prospectuses of the Class S shares (the “Class S Shares Prospectus”) and of the Class Y-1, Y-2, and Y-3 shares (the “Class Y Shares Prospectus”) of MGI Funds:

1.           The following information relating to the MGI US Large Cap Value Equity Fund is added under the caption “Fund Management—Subadvisors and Portfolio Managers,” on page 10 of the Class S Shares Prospectus and page 11 of the Class Y Shares Prospectus:

O’Shaughnessy Asset Management, LLC (“O’Shaughnessy”)
•	James O’Shaughnessy, Chief Executive Officer, Chief Investment Officer, and Chairman of O’Shaughnessy since 2007. Mr. O’Shaughnessy began managing an allocated portion of the Fund’s portfolio in 2010.
•
Christopher Meredith, Senior Portfolio Manager, Director of Portfolio Management and Research of O’Shaughnessy since 2007.  Mr. Meredith began managing an allocated portion of the Fund’s portfolio in 2010.

2.           The following information relating to the MGI US Large Cap Value Equity Fund is added immediately following the Securities Selection paragraphs for Numeric Investors LLC on page 51 of the Class S Shares Prospectus and page 51 of the Class Y Shares Prospectus:

O’Shaughnessy Asset Management, LLC (“O’Shaughnessy”), located at 6 Suburban Avenue, Stamford, Connecticut 06901, serves as a subadvisor to the Fund.  O’Shaughnessy is 90% employee-owned.  The Royal Bank of Canada is a minority stakeholder in the firm, owning a passive member interest.

Messrs. O’Shaughnessy and Meredith are primarily responsible for the day-to-day management of O’Shaughnessy’s allocated portion of the Fund’s portfolio.  Messrs. O’Shaughnessy and Meredith joined O’Shaughnessy in 2007.  Prior to founding O’Shaughnessy, Mr. O’Shaughnessy served as a Senior Managing Director at Bear Stearns Asset Management, LLC. (“Bear Stearns”) prior to 2007.  Mr. Meredith served as Vice President of Bear Stearns prior to 2007.  The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager, and each portfolio manager’s ownership of securities in the Fund, if any.

Securities Selection

O’Shaughnessy screens securities using a factor-based model that seeks to identify market leading companies by analysis of a number of factors.  The factors include, but are not limited to, above-average annual sales, cash flow, market capitalization, and volume.  O’Shaughnessy may eliminate or substitute factors at its discretion. From this group of securities, O’Shaughnessy then employs a proprietary, quantitatively-driven approach to security selection based on research and analysis of historical data (for example, companies’ past dividend yields and dividend yield rankings) to identify those securities with higher dividend yields and share repurchase yields. Portfolio securities may be sold generally upon periodic rebalancing of O’Shaughnessy’s allocated portion of the Fund’s portfolio.  O’Shaughnessy considers the same factors it uses in evaluating securities for purchase and generally sells securities when it believes such securities no longer meet its investment criteria. O’Shaughnessy’s allocated portion of the Fund’s portfolio may emphasize investments in certain sectors of the market.

MGI FUNDS™

SUPPLEMENT TO
THE STATEMENT OF ADDITIONAL INFORMATION
DATED JULY 31, 2010, AS SUPPLEMENTED ON AUGUST 13, 2010
AND OCTOBER 1, 2010

The date of this Supplement is October 20, 2010.

The following changes are made in the Statement of Additional Information of MGI Funds:

1.           In the section entitled “Subadvisors and Portfolio Managers,” the following information is added immediately following the description of Numeric Investors LLC on page 42:

O’Shaughnessy Asset Management, LLC (“O’Shaughnessy”), 6 Suburban Avenue, Stamford, Connecticut 06901, serves as a subadvisor to the MGI US Large Cap Value Equity Fund.  O’Shaughnessy is 90% employee-owned.  The Royal Bank of Canada is a minority stakeholder in the firm, owning a passive member interest.

2.           In Appendix B, entitled “Proxy Voting Policies,” the following is added immediately following the proxy voting policies and procedures of Numeric Investors LLC, on page B-41:

O’Shaughnessy Asset Management, LLC
Proxy Voting Policy
Rule 206(4)-6

In accordance with the requirements of United States SEC Rule 206(4)-6 under the Investment Advisers Act of 1940 (the “Advisers Act”) and the Canadian Securities Act R.S.O. 1990 Chapter S5, and the regulations promulgated under the Canadian Securities Act RRO 1990, Regulation 1015 General, O’Shaughnessy Asset Management, LLC (“OSAM”) has adopted the following proxy voting policy with respect to those assets for which a client has vested OSAM with discretionary investment management authority (the “assets”).

OSAM’s Policy

OSAM has retained the use of third party service provider/agents, (i.e. Institutional Shareholder Services (“ISS”), Broadridge Investor Communication Solutions, Inc. (“BICS”) and/or other third party service provider/agents)  to execute these policies.  Information regarding the third party proxy voting service provider/agent is available upon request as well.  Unless a client directs otherwise, in writing, OSAM or its third party service provider/agent shall be responsible for: (1) directing the manner in which proxies solicited by issuers of securities beneficially owned by the client shall be voted, and (2) making all elections relative to any mergers, acquisitions, and tender offers.  However, the client shall maintain exclusive responsibility for all legal proceedings or other type events pertaining to the assets, including, but not limited to, class action lawsuits.  OSAM and/or the client shall correspondingly instruct each custodian of the assets to forward to OSAM, or its third party service provider/agent, copies of all proxies and shareholder communications relating to the assets.  Absent mitigating circumstances and/or conflicts of interest (to the extent any such circumstance or conflict is presented, if ever, information pertaining to how OSAM or its third party service provider/agent addressed any such circumstance or conflict shall be maintained by OSAM - see examples below), it is OSAM’s general policy to vote proxies consistent with the recommendation of the senior management of the issuer.  OSAM shall monitor corporate actions of individual issuers and investment companies consistent with OSAM’s fiduciary duty to vote proxies in the best interests of its clients.  With respect to individual issuers, OSAM may be solicited to vote on matters including corporate governance, adoption or amendments to compensation plans (including stock options), and matters involving social issues and corporate responsibility. With respect to investment companies (e.g., mutual funds), OSAM may be solicited to vote on matters including the approval of advisory contracts, distribution plans, and mergers.  OSAM or its third party service provider/agent shall maintain records pertaining to proxy voting as required pursuant to United States SEC Rule 204-2 (c)(2) under the Advisers Act as well as the Canadian Securities Act R.S.O. 1990 Chapter S5, and the regulations promulgated under the Canadian Securities Act RRO 1990, Regulation 1015 General.

Mitigating Circumstances/Conflicts of Interest

The following are examples of mitigating circumstances and/or conflicts of interest: (1) an adviser or its affiliate may manage a pension plan, administer employee benefit plans, or provide brokerage, underwriting, insurance, or banking services to a company whose management is soliciting proxies; (2) an adviser may have business or personal relationships with participants in proxy contests, corporate directors, or candidates for directorships, etc.; (3) an adviser has a business relationship not with the company but with a proponent of a proxy proposal that may affect how it casts votes on client securities; and (4) senior management’s recommendation, in the opinion of OSAM, is not in the best interests of the client.

Implementation/Adoption

Raymond Amoroso, III, Esq., Chief Compliance Officer, or his designee shall be primarily responsible for determining how client proxies are voted and recording how OSAM addressed any mitigating circumstance or conflict of interest.  Mr. Amoroso, CCO shall be primarily responsible for the ongoing review and evaluation of OSAM’s proxy voting policy and corresponding compliance with the requirements of United States SEC’s Rules 206(4)-6 and 204-2(c)(2) and the Canadian Securities Act R.S.O. 1990 Chapter S5, and the regulations promulgated under the Canadian Securities Act RRO 1990, Regulation 1015 General.

The above Proxy Voting Policy has been adopted by O’Shaughnessy Asset Management, LLC on this first day of October, 2007, and continues to be in effect through the calendar year of 2010.

3.           In Appendix C, entitled “Additional Information About the Funds’ Portfolio Managers,” the following information is added immediately following the tables containing Other Accounts information for Numeric Investors, LLC, on page C-8:

O’Shaughnessy Asset Management, LLC (“O’Shaughnessy”)

The portfolio managers who are primarily responsible for the day-to-day management of O’Shaughnessy’s allocated portion of the Fund’s portfolio are James O’Shaughnessy, and Christopher Meredith.

In addition to the Fund, Messrs. O’Shaughnessy and Meredith each manage:

	Total Accounts		Accounts with Performance Fees
Other Accounts*	Number	Assets (in millions)	Number	Assets (in millions)
Registered Investment Companies	13	$ 3,209.4	0	0
Other Pooled Investment Vehicles	1	$9.5	1	$9.5
Other Accounts	2,994	$1,470.1	0	0
*As of September 30, 2010